ANALYSIS OF OPERATING SEGMENTS - Income by country (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Interest income	$ 19,403,032	$ 12,791,409	$ 13,216,098
Income for commission and fees	3,874,439	3,795,929	3,447,241
Bonded warehouse services	187,237	169,386	155,253
Trust activities and portfolio management service	353,285	336,637	343,268
Pension and severance fund management	885,420	1,199,068	1,115,155
Debit and credit card fees	836,046	671,131	592,077
Office network services	24,935	18,914	17,493
Commissions on transfers, checks and checkbooks	25,181	25,187	31,113
Other commissions and fees	29,013	10,771	8,586
Banking service fees	1,533,322	1,364,835	1,184,296
Share of profit of equity accounted investees, net of tax	372,777	300,217	219,918
Dividends	119,888	153,969	84,395
Income from sales of goods and services	12,141,327	10,450,914	9,144,789
Other income	497,141	1,127,870	2,093,372
Total income from continuing operations	36,408,604	28,620,308	28,205,813
Discontinued operations	866,166	10,444,185	10,262,343
Income	37,274,770	39,064,493	38,468,156
Energy And Gas E & G
Disclosure of operating segments [line items]
Income from goods and services from non-financial sector	5,718,808	4,874,278	4,509,551
Infrastructure [member]
Disclosure of operating segments [line items]
Income from goods and services from non-financial sector	5,330,193	4,662,912	3,966,192
Hotels [Member]
Disclosure of operating segments [line items]
Income from goods and services from non-financial sector	532,337	285,692	139,782
Agribusiness [member]
Disclosure of operating segments [line items]
Income from goods and services from non-financial sector	340,984	218,511	147,443
Others services [member]
Disclosure of operating segments [line items]
Income from goods and services from non-financial sector	219,005	409,521	381,821
Colombia
Disclosure of operating segments [line items]
Interest income	17,882,243	11,683,436	12,410,532
Income for commission and fees	3,731,370	3,681,566	3,390,995
Bonded warehouse services	187,237	169,386	155,253
Trust activities and portfolio management service	353,285	336,637	343,268
Pension and severance fund management	885,420	1,199,068	1,115,155
Debit and credit card fees	816,587	658,030	584,225
Office network services	24,935	18,914	17,493
Commissions on transfers, checks and checkbooks	24,661	24,748	30,658
Other commissions and fees	29,013	10,771	8,586
Banking service fees	1,410,232	1,264,012	1,136,357
Share of profit of equity accounted investees, net of tax	372,777	300,217	220,162
Dividends	108,343	148,091	78,185
Income from sales of goods and services	11,198,953	9,416,207	8,280,872
Other income	370,640	966,253	1,937,568
Total income from continuing operations	33,664,326	26,195,770	26,318,314
Discontinued operations	866,166	10,444,185	10,262,343
Income	34,530,492	36,639,955	36,580,657
Colombia | Energy And Gas E & G
Disclosure of operating segments [line items]
Income from goods and services from non-financial sector	4,797,942	3,850,399	3,655,799
Colombia | Infrastructure [member]
Disclosure of operating segments [line items]
Income from goods and services from non-financial sector	5,330,193	4,662,912	3,966,192
Colombia | Hotels [Member]
Disclosure of operating segments [line items]
Income from goods and services from non-financial sector	510,829	274,864	129,617
Colombia | Agribusiness [member]
Disclosure of operating segments [line items]
Income from goods and services from non-financial sector	340,984	218,511	147,443
Colombia | Others services [member]
Disclosure of operating segments [line items]
Income from goods and services from non-financial sector	219,005	409,521	381,821
Panama
Disclosure of operating segments [line items]
Interest income	1,445,425	1,058,684	755,025
Income for commission and fees	140,491	110,506	51,385
Debit and credit card fees	19,459	13,101	7,852
Commissions on transfers, checks and checkbooks	520	439	455
Banking service fees	120,512	96,966	43,078
Share of profit of equity accounted investees, net of tax			(244)
Dividends	11,545	5,878	6,210
Income from sales of goods and services			305
Other income	115,657	158,525	139,663
Total income from continuing operations	1,713,118	1,333,593	952,344
Income	1,713,118	1,333,593	952,344
Panama | Hotels [Member]
Disclosure of operating segments [line items]
Income from goods and services from non-financial sector			305
Barbados
Disclosure of operating segments [line items]
Interest income	41,664	27,652	35,048
Income for commission and fees	2,398	2,664	3,439
Banking service fees	2,398	2,664	3,439
Other income	(616)	2,009	11,735
Total income from continuing operations	43,446	32,325	50,222
Income	43,446	32,325	50,222
Peru
Disclosure of operating segments [line items]
Interest income	33,550	21,037	15,100
Income for commission and fees	46	786	216
Banking service fees	46	786	216
Income from sales of goods and services	942,374	1,034,707	863,612
Other income	11,146	881	4,190
Total income from continuing operations	987,116	1,057,411	883,118
Income	987,116	1,057,411	883,118
Peru | Energy And Gas E & G
Disclosure of operating segments [line items]
Income from goods and services from non-financial sector	920,866	1,023,879	853,752
Peru | Hotels [Member]
Disclosure of operating segments [line items]
Income from goods and services from non-financial sector	21,508	10,828	9,860
Other countries
Disclosure of operating segments [line items]
Interest income	150	600	393
Income for commission and fees	134	407	1,206
Banking service fees	134	407	1,206
Other income	314	202	216
Total income from continuing operations	598	1,209	1,815
Income	$ 598	$ 1,209	$ 1,815